Schedule H, line 4i–Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 010 [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
SCHEDULE H, LINE 4I-SCHEDULE OF ASSETS (HELD AT END OF YEAR)
PREMCOR RETIREMENT SAVINGS PLAN
EIN: 74-1828067
Plan No. 010

Schedule H, line 4i–Schedule of Assets (Held at End of Year)
As of December 31, 2025

Identity of Issue/Description of Investment	Current Value
Mutual funds:
Vanguard Balanced Index Fund Investor Shares	$7,972,036
Vanguard Explorer Fund Investor Shares	5,262,432
Vanguard Institutional Index Fund Institutional Shares	42,833,594
Vanguard International Growth Fund Admiral Shares	23,334,865
Vanguard Mid-Cap Index Fund Investor Shares	12,756,284
Vanguard PRIMECAP Fund Admiral Shares	42,165,392
Vanguard Small-Cap Index Fund Investor Shares	10,315,724
Vanguard Target Retirement 2020 Fund	2,502,196
Vanguard Target Retirement 2025 Fund	2,269,197
Vanguard Target Retirement 2030 Fund	5,502,869
Vanguard Target Retirement 2035 Fund	7,457,467
Vanguard Target Retirement 2040 Fund	7,649,327
Vanguard Target Retirement 2045 Fund	12,719,351
Vanguard Target Retirement 2050 Fund	15,853,785
Vanguard Target Retirement 2055 Fund	10,434,561
Vanguard Target Retirement 2060 Fund	2,812,023
Vanguard Target Retirement 2065 Fund	1,023,485
Vanguard Target Retirement 2070 Fund	37,153
Vanguard Target Retirement Income Fund	4,822,694
Vanguard Total Bond Market Index Fund Investor Shares	15,751,162
Vanguard U.S. Growth Fund Investor Shares	21,155,138
Vanguard Wellington Fund Admiral Shares	22,659,238
Vanguard Windsor II Fund Investor Shares	19,541,757
Total mutual funds	296,831,730
Common/collective trust:
Vanguard Retirement Savings Trust III	30,437,480
Common stock:
Valero Energy Corporation	26,577,045
Money market security:
Vanguard Cash Reserves Federal Money Market Fund Admiral Shares	185,430
Participant loans (interest rates range from 4.25% to 9.50%; maturity dates range from February 2026 to February 2038)	6,748,759
$360,780,444
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All investments are party-in-interest to the Plan.

See accompanying report of independent registered public accounting firm.